Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Commitments and Contingencies (Textual) [Abstract]
Cost incurred inception to date on installation and on-going monitoring of wells	$ 460,000
Environmental	1,414,000	1,436,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 1	11,500,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 2	8,800,000
Amount purchased for zinc, aluminum, other purchased parts and natural gas year 3	2,200,000
Minimum rental commitments under all non-cancelable operating leases year 1	526,000
Minimum rental commitments under all non-cancelable operating leases year 2	302,000
Rental expense under all non-cancelable operating leases	$ 604,000	$ 723,000	$ 783,000